Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,043,467	$ 4,770,378
Less: accumulated depreciation	(1,443,921)	(787,968)
Property and equipment, net	3,599,546	3,982,410
Office equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,105,814	1,041,840
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	302,809	340,160
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,670,908	2,676,764
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 963,936	$ 711,614